BALANCE SHEET (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 4,844	$ 69,517
Due from litigation	311,000	0
Prepaid expenses	312,501	278,757
Other current assets	25,000	25,000
Total current assets	653,345	373,274
Property and equipment, net	1,185,664	812,479
Other	116,426	25,000
Goodwill	23,276	23,276
Total assets	1,978,711	1,234,029
Current liabilities:
Accounts payable and accrued liabilities	719,901	384,984
Credit cards	59,217	14,167
Accrued salaries	120,000	246,225
Accrued interest payable	64,670	1,323
Convertible promissory notes, net of discounts of $307,126 and $91,818, respectively	80,535	33,182
Embedded conversion option liabilities	442,311	160,659
Note payable for Gifford Mabie	807,640	740,569
Total current liabilities	2,294,274	1,581,109
Total liabilities	2,294,274	1,581,109
Stockholders' equity:
Preferred stock - $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,500
Common stock - $0.001 par value; 250,000,000 shares authorized; 54,729,606 and 42,869,909 shares outstanding at December 31, 2011 and 2010, respectively.	54,730	42,870
Treasury stock		(969)
Additional paid-in capital	29,463,498	25,226,031
Accumulated deficit	(29,834,791)	(25,616,512)
Total stockholders' deficit	(315,563)	(347,080)
Total liabilities and stockholders' equity	$ 1,978,711	$ 1,234,029